Capital Stock (Disclosure of continuity of warrants) (Details)	12 Months Ended
	Jan. 31, 2023 Share $ / shares	Jan. 31, 2022 Share $ / shares
Disclosure of classes of share capital [abstract]
Number of warrants outstanding at beginning of period | Share	3,114,569	1,548,000
Number of warrants issued | Share	4,150,000	3,114,569
Number of warrants issued | Share	800,000
Number of warrants expired | Share	0	(1,548,000)
Number of warrants outstanding at end of period | Share	8,064,569	3,114,569
Weighted average exercise price at beginning of period | $ / shares	$ 0.5	$ 0.5
Weighted average exercise price issued | $ / shares	0.1	0.5
Weighted average exercise price issued | $ / shares	0.1
Weighted average exercise price expired | $ / shares	0	0.5
Weighted average exercise price at ending of period | $ / shares	$ 0.25	$ 0.5